Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

10. COMMITMENTS AND CONTINGENCIES

Term Note Payable — In October 2010, the Company received proceeds of $6,250,000 from the issuance of a Note Payable to certain lenders (Note 9). As of December 31, 2011 a schedule of future minimum principal payments under the Note Payable is as follows (in thousands):

Years Ending December 31
2012	$2,462
2013	2,273
2014	757

Total	$5,492

As of December 31, 2011, the Company had $183,000 of accrued and unpaid interest payable on the Note Payable. As of December 31, 2010, the Company had no accrued and unpaid interest payable on the Note Payable.

Operating Leases — The Company leases office space and equipment under noncancelable agreements accounted for as operating leases. The leases generally require that the Company pay taxes, maintenance, and insurance. Management expects that in the normal course of business, leases that expire will be renewed or replaced by other leases. In December 2011, the Company signed an extension of its lease for office space through December 31, 2012. The Company’s future minimum payments under this operating lease from December 31, 2011 to December 31, 2012 are $267,000.

Rent expense under all operating leases totaled approximately $259,000, $256,000 and $229,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

Capital Leases — The Company leases equipment under capital leases. The property and equipment is capitalized at the lesser of fair market value or the present value of the minimum lease payments at the inception of the leases using the Company’s incremental borrowing rate.

At December 31, 2011, a schedule by year of future minimum payments under capital leases, together with the present value of minimum lease payments, is as follows (in thousands):

Years Ending December 31
2012	$13
2013	6

Total	19
Less amount representing interest	(1)

Present value of minimum lease payments	18
Less current portion	(12)

Noncurrent portion	$6

Property and equipment under capital leases, which are included in property and equipment (Note 5), consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Office equipment	$36	$60
Less accumulated amortization	(19)	(32)

Total	$17	$28

Depreciation expense associated with office equipment under capital leases was $10,000 for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Significant Agreements — In January 2006, the Company entered into an agreement with a CRO for clinical and data management services to be performed in connection with the Phase 3 trial product for the treatment of DME in the U.S., Canada, and Europe. In accordance with the terms of the agreement, the Company incurred approximately $14,600,000 in costs with the CRO through 2011. For the years ended December 31, 2011, 2010 and 2009, the Company incurred $134,000, $2,300,000 and $3,900,000, respectively, of expense associated with this agreement. There is no amount included in outsourced services payable at December 31, 2011. At December 31, 2010 $731,000 is included in outsourced services payable.

In July 2006, the Company entered into an agreement with a CRO for clinical services to be performed in connection with the Phase 3 trial of its product for the treatment of DME in India. In accordance with the terms of the agreement, the Company incurred approximately $1,400,000 in costs with the CRO through 2011. For the years ended December 31, 2011, 2010 and 2009, the Company incurred $76,000, $242,000 and $240,000, respectively, of expense associated with this agreement. At December 31, 2011 and 2010, $1,000 and $110,000, respectively, are included in outsourced services payable.

In February 2010, the Company entered into an agreement with a third party manufacturer for the manufacture of the ILUVIEN insert, the assembly of the ILUVIEN applicator and packaging of the completed ILUVIEN commercial product. The Company is responsible for supplying the ILUVIEN applicator and the active pharmaceutical ingredient. In accordance with the terms of the agreement, the Company must order at least 80% of the ILUVIEN units required in the U.S., Canada and the EU from the third party manufacturer for an initial term of six years. The agreement has an initial six year term and will automatically renew for successive one year periods unless either party delivers written notice of non-renewal to the other at least 12 months prior to the end of the then current term.

In March 2011, the Company entered into an agreement with a CRO for clinical and data management services to be performed in connection with a physician utilization study which is being conducted to assess the safety and utility of the commercial version of the ILUVIEN applicator. In accordance with the terms of the agreement, the Company will incur approximately $2,100,000 in costs with the CRO through 2012. For the year ended December 31, 2011, the Company incurred $670,000 of expense associated with this agreement. At December 31, 2011, $657,000 is included in outsourced services payable.

Employment Agreements — The Company is party to employment agreements with five executives. The agreements generally provide for annual salaries, bonuses, and benefits and for the “at-will” employment of such executives. Effective January 1, 2012 and 2011, the salaries ranged from $254,000 to $432,000, respectively. If any of the agreements are terminated by the Company without cause, or by the employee for good reason, as defined in the agreements, the Company will be liable for one year of salary and benefits. Certain other employees have general employment contracts which include stipulations regarding confidentiality, Company property, and miscellaneous items.